Net defined benefit liability (asset) (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [Line Items]
Beginning balance		₩ 1,924,087
Changes in net defined benefit liability (asset)
Current service cost		509,520	₩ 440,300	₩ 369,899
Remeasurement component		84,775	(82,550)
Past service cost		(2,027)	301,442	0
Loss from settlement		0	(2,017)	(767)
Ending balance		1,899,782	1,924,087
Defined benefit obligation
Disclosure of defined benefit plans [Line Items]
Beginning balance		4,035,400	3,414,116
Changes in net defined benefit liability (asset)
Current service cost		509,520	440,300
Interest expense (income)	[1]	83,248	83,619
Remeasurement component		84,385	(93,736)
Past service cost		(2,027)	301,442
Loss from settlement		0	(2,018)
Actual payments		(139,956)	(108,057)
Others		44	(266)
Ending balance		4,570,614	4,035,400	3,414,116
Plan assets
Disclosure of defined benefit plans [Line Items]
Beginning balance		2,111,313	1,775,331
Changes in net defined benefit liability (asset)
Interest expense (income)		42,742	41,597
Remeasurement component		(390)	(11,186)
Contributions by the employers		582,275	348,386
Actual payments		(65,108)	(42,815)
Ending balance		₩ 2,670,832	₩ 2,111,313	₩ 1,775,331

[1]	The Company decided to include a performance incentive for management evaluation in the average wage during the previous year and recognized it as past service cost.